Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.04%
Communication services: 0.81%
Interactive media & services: 0.81%
People, Inc.†	515,098	$23,776,924
Consumer discretionary: 8.38%
Automobile components: 1.20%
Garrett Motion, Inc.	471,392	17,078,532
Holley, Inc.†	5,500,000	14,025,000
Holley, Inc. New York Stock Exchange†	1,655,586	4,221,745
		35,325,277
Broadline retail: 0.85%
Pattern Group, Inc. Class A†	989,730	24,931,299
Diversified consumer services: 1.22%
Graham Holdings Co. Class B	13,032	14,874,985
Matthews International Corp. Class A	774,257	20,842,999
		35,717,984
Hotels, restaurants & leisure: 2.41%
Boyd Gaming Corp.	228,996	20,227,217
Genius Sports Ltd.†	1,959,417	11,874,067
Pursuit Attractions & Hospitality, Inc.†	691,562	38,706,725
		70,808,009
Household durables: 0.63%
La-Z-Boy, Inc.	465,045	18,657,605
Specialty retail: 0.47%
Group 1 Automotive, Inc.	47,900	13,947,043
Textiles, apparel & luxury goods: 1.60%
Capri Holdings Ltd.†	368,577	6,844,475
Levi Strauss & Co. Class A	802,865	19,935,138
Steven Madden Ltd.	481,924	20,289,000
		47,068,613
Consumer staples: 5.31%
Food products: 3.20%
J&J Snack Foods Corp.	891,935	65,512,626
Nomad Foods Ltd.	2,621,121	28,701,275
		94,213,901
Household products: 2.11%
Central Garden & Pet Co.†	607,633	26,942,447
Central Garden & Pet Co. Class A†	901,115	34,936,229
		61,878,676
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Energy: 4.95%
Energy equipment & services: 0.62%
Forum Energy Technologies, Inc.†	173,638	$8,721,837
Patterson-UTI Energy, Inc.	1,043,517	9,579,486
		18,301,323
Oil, gas & consumable fuels: 4.33%
California Resources Corp.	256,792	13,576,593
Chord Energy Corp.	375,159	42,880,673
Magnolia Oil & Gas Corp. Class A	1,650,717	42,225,341
Matador Resources Co.	246,760	12,283,713
Scorpio Tankers, Inc.	236,984	16,413,512
		127,379,832
Financials: 19.71%
Banks: 11.98%
Associated Banc-Corp.	885,095	27,234,373
BOK Financial Corp.	142,992	19,858,729
Forbright, Inc. Class A†	606,050	11,084,654
Hancock Whitney Corp.	947,229	70,776,951
Old National Bancorp	1,355,049	35,095,769
Renasant Corp.	798,194	33,955,173
SouthState Bank Corp.	662,289	66,162,671
UMB Financial Corp.	618,085	88,237,815
		352,406,135
Capital markets: 1.88%
GlassBridge Enterprises, Inc.♦†	1,527	0
Lazard, Inc. Class A	288,483	12,098,977
Lincoln International, Inc.†	261,540	6,242,960
Marex Group PLC	331,583	20,209,984
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Piper Sandler Cos.	120,949	8,749,451
Westwood Holdings Group, Inc.	421,583	8,077,530
		55,378,903
Financial services: 0.98%
Compass Diversified Holdings†	2,694,599	28,724,425
Insurance: 4.38%
Abacus Global Management, Inc.	783,390	8,390,107
Hanover Insurance Group, Inc.	170,096	36,420,955
Stewart Information Services Corp.	881,239	58,179,399
White Mountains Insurance Group Ltd.	12,474	25,863,467
		128,853,928
Mortgage real estate investment trusts (REITs): 0.49%
Adamas Trust, Inc.	1,518,273	14,241,401
See accompanying notes to portfolio of investments
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Health care: 6.60%
Health care equipment & supplies: 3.62%
CONMED Corp.	434,820	$14,231,659
Enovis Corp.†	728,999	15,090,279
Haemonetics Corp.†	432,331	32,424,825
UFP Technologies, Inc.†	105,300	27,918,189
Varex Imaging Corp.†	1,625,432	16,953,256
		106,618,208
Health care providers & services: 0.79%
Chemed Corp.	50,000	23,287,000
Life sciences tools & services: 0.88%
Azenta, Inc.†	519,641	13,261,238
Charles River Laboratories International, Inc.†	55,415	12,567,568
		25,828,806
Pharmaceuticals: 1.31%
Prestige Consumer Healthcare, Inc.†	812,042	38,385,225
Industrials: 23.97%
Aerospace & defense: 1.16%
StandardAero, Inc.†	1,137,686	34,028,188
Building products: 5.42%
CSW Industrials, Inc.	59,764	16,632,321
Janus International Group, Inc.†	1,607,137	8,919,610
Quanex Building Products Corp.	1,680,654	31,293,777
Simpson Manufacturing Co., Inc.	185,868	38,911,466
UFP Industries, Inc.	700,821	63,592,498
		159,349,672
Commercial services & supplies: 2.82%
ACCO Brands Corp.♠	4,947,646	20,582,207
Custom Truck One Source, Inc.†	1,942,300	22,938,563
Ennis, Inc.	1,054,523	22,408,614
MSA Safety, Inc.	96,987	16,931,991
		82,861,375
Construction & engineering: 0.42%
Primoris Services Corp.	125,900	12,479,208
Electrical equipment: 0.42%
Babcock & Wilcox Enterprises, Inc.†	873,884	12,321,764
Ground transportation: 0.18%
Werner Enterprises, Inc.	120,623	5,260,369
Machinery: 12.37%
Alamo Group, Inc.	387,875	63,801,559
Atmus Filtration Technologies, Inc.	259,790	13,246,692
Douglas Dynamics, Inc.	1,083,611	58,460,813
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Machinery(continued)
Franklin Electric Co., Inc.	904,459	$96,948,960
Hillman Group†	3,622,900	30,577,276
Hillman Solutions Corp.†	814,473	6,874,152
Mayville Engineering Co., Inc.†	683,176	25,591,773
Middleby Corp.†	72,600	12,487,926
Mueller Industries, Inc.	277,023	34,054,438
Standex International Corp.	61,358	21,945,916
		363,989,505
Professional services: 1.18%
Korn Ferry	520,882	34,680,324
Information technology: 13.45%
Communications equipment: 1.06%
Vistance Networks, Inc.†	2,443,206	31,224,173
Electronic equipment, instruments & components: 7.70%
Bel Fuse, Inc. Class B	47,397	15,785,097
Belden, Inc.	422,955	50,716,534
Ingram Micro Holding Corp.	693,903	19,033,759
Knowles Corp.†	553,045	22,940,307
Novanta, Inc.†	96,429	15,644,640
Novanta, Inc. London Stock Exchange†	445,858	72,336,002
Sanmina Corp.†	118,866	30,082,607
		226,538,946
Semiconductors & semiconductor equipment: 3.02%
Allegro MicroSystems, Inc.†	281,923	19,627,480
Axcelis Technologies, Inc.†	143,518	27,189,485
Diodes, Inc.†	123,281	13,491,873
Onto Innovation, Inc.†	75,452	28,554,809
		88,863,647
Software: 0.46%
Bit Digital, Inc.†	5,633,126	10,139,627
Octave Intelligence PLC Class B†	216,669	3,531,704
		13,671,331
Technology hardware, storage & peripherals: 1.21%
Diebold Nixdorf, Inc.†	417,182	35,468,814
Materials: 14.35%
Chemicals: 7.80%
Avient Corp.	1,606,275	59,367,924
Ecovyst, Inc.†	993,811	12,372,947
Innospec, Inc.	1,203,631	97,963,527
Mativ Holdings, Inc.	2,640,239	19,986,609
Minerals Technologies, Inc.	181,956	13,459,285
Quaker Chemical Corp.	164,742	26,172,562
		229,322,854
See accompanying notes to portfolio of investments
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Construction materials: 2.30%
Eagle Materials, Inc.	180,219	$40,549,275
Titan America SA	1,457,451	27,196,036
		67,745,311
Containers & packaging: 4.25%
Myers Industries, Inc.	984,979	34,779,608
Silgan Holdings, Inc.	641,389	29,754,036
TriMas Corp.	1,344,378	60,537,341
		125,070,985
Utilities: 0.51%
Gas utilities: 0.51%
MDU Resources Group, Inc.	703,210	14,915,084
Total common stocks (Cost $2,150,034,538)		2,883,522,067

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 2.33%
Investment companies: 2.33%
Allspring Government Money Market Fund Select Class♠∞		3.57%	68,323,073	68,323,073
Total short-term investments (Cost $68,323,073)				68,323,073
Total investments in securities (Cost $2,218,357,611)	100.37%			2,951,845,140
Other assets and liabilities, net	(0.37)			(10,759,490)
Total net assets	100.00%			$2,941,085,650

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$16,413,438	$0	$(2,057,747)	$(3,889,945)	$10,116,461	$20,582,207	4,947,646	$406,961
Short-term investments
Allspring Government Money Market Fund Select Class	95,253,727	273,714,527	(300,645,181)	0	0	68,323,073	68,323,073	465,653
				$(3,889,945)	$10,116,461	$88,905,280		$872,614
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Douglas Dynamics, Inc.	$61,381,362	$0	$(18,054,848)	$4,395,697	$10,738,602	$58,460,813	1,083,611	$351,830
Innospec, Inc.	109,912,698	0	(24,589,435)	(2,120,808)	14,761,072	97,963,527	1,203,631	1,292,093
J&J Snack Foods Corp.	87,652,327	0	(16,180,554)	(15,184,487)	9,225,340	65,512,626	891,935	728,115
Mativ Holdings, Inc.	25,117,144	0	(2,002,706)	(7,184,400)	4,056,571	19,986,609	2,640,239	279,927
Mayville Engineering Co., Inc.†	23,893,801	0	(20,084,200)	13,971,187	7,810,985	25,591,773	683,176	0

†	Non-income-earning security
See accompanying notes to portfolio of investments
6 | Allspring Special Small Cap Value Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$23,776,924	$0	$0	$23,776,924
Consumer discretionary	246,455,830	0	0	246,455,830
Consumer staples	156,092,577	0	0	156,092,577
Energy	145,681,155	0	0	145,681,155
Financials	579,604,791	1	0	579,604,792
Health care	194,119,239	0	0	194,119,239
Industrials	704,970,405	0	0	704,970,405
Information technology	395,766,911	0	0	395,766,911
Materials	422,139,150	0	0	422,139,150
Utilities	14,915,084	0	0	14,915,084
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	68,323,073	0	0	68,323,073
Total assets	$2,951,845,139	$1	$0	$2,951,845,140
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Special Small Cap Value Fund | 7